Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Millions, $ in Millions	Jan. 01, 2025 CAD ($) $ / shares shares	Jan. 01, 2025 USD ($) shares	Jan. 28, 2025 USD ($)
Restricted share-units granted in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares	208,044	208,044
October 2024 ATM Equity Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares	14,993,039	14,993,039
Proceeds from common shares issued in ATM Equity Program	$ 66.9	$ 46.5
Average price per ATM Share | $ / shares	$ 4.46
Payments for share issue costs		$ 1.2
Binding letter of intent with Bitfarms Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Value of asset acquisition			$ 56.0
Asset acquisition, payable at closing			25.0
Asset acquisition, payable over six months following closing			31.0
Asset acquisition, deposits assumed			$ 19.0